SUBSEQUENT EVENT	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
SUBSEQUENT EVENT

21. SUBSEQUENT EVENT

May 1, 2024 the Company entered into a securities purchase agreement with a single institutional investor to purchase 13,513,514 units of the Company, with each unit consisting of one common share (or one prefunded warrant to purchase one common share in lieu thereof) and one warrant to purchase one common share. Each unit was sold at an offering price of US$ 0.259 for gross proceeds of approximately US$ 3.5 million before deducting underwriting discounts and offering expenses.

Pursuant to a prior underwritten public offering, the Company issued 6,400,000 common share warrants (the “October Warrants”) with each warrant entitling the holder thereof to purchase one common share of the Company at an exercise price of US$ 0.6123, subject to adjustment, until October 28, 2028. In connection with the closing of the offering above, the Company and the holder of the October Warrants have entered into an amendment agreement whereby the exercise price of the October Warrants was reduced and converted to Canadian dollars for a new exercise price of $ 0.3583 and the cashless exercise provision was removed.